Note 1 - Summary of Significant Accounting Policies (Q2) (Details) (USD $)	6 Months Ended		12 Months Ended		1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Oct. 24, 2014	Oct. 28, 2014	Mar. 31, 2012	Nov. 13, 2014	Jun. 16, 2014	May 29, 2014
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 1,395,000	$ 455,000	$ 1,237,000	$ 788,000			$ 2,674,000
Convertible Debt, Noncurrent	24,480,000		22,414,000	17,000,000
Proceeds from Convertible Debt	2,000,000	3,000,000	6,500,000	2,000,000
Board of Directors Chairman [Member] | The 2014 Note [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Long Term Debt Maximum Amount Lender Agreed To Provide Financial Assistance									5,000,000	5,000,000
Convertible Debt, Noncurrent	2,000,000							3,000,000
Proceeds from Convertible Debt					1,000,000
Debt Instrument, Unused Borrowing Capacity, Amount	3,000,000
Board of Directors Chairman [Member] | Subsequent Event [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Additional Financing, Debt or Equity Capital Raised, Maximum						2,500,000
Additional Financing, Repayment Date						Jan. 01, 2016
Additional Financing, Capital						2,500,000
The 2014 Note [Member] | Subsequent Event [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Proceeds from Convertible Debt					$ 1,000,000